Current Assets - Prepayments - Summary of Current Assets Prepayments (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current prepayments [abstract]
R&D Contract Research Organization	$ 1,693,964	$ 7,428,599
Insurance	717,064	1,086,847
Other prepayments	223,643	204,749
Total current prepayments	$ 2,634,671	$ 8,720,195